FORM 13F HOLDINGS REPORT

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter ended :  December 31, 2003

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.): 		[      ]  is a restatement.
                                                		[      ]  adds
new holdings entries.



Institutional Investment Manager Filing this Report:

Name:		Arthur E. Hall
Address:	1726 Cedarwood Drive
		Minden, NV  89423

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager

Name:		Arthur E. Hall
Title:		Portfolio Manager
Phone:		775-782-5174
Signature, Place and Date of Signing:

	Arthur E. Hall		Minden, Nevada		December 31, 2003
Report Type		(Check only one.):

[ x ]		13F HOLDINGS REPORT

[    ]	13F NOTICE

[    ]	13F COMBINATION REPORT

List of Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

							FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total:		39

Form 13F Information Table Value Total:		$114387

FORM 13F INFORMATION TABLE

Name of Issuer
Title
of
Class
Cusip
Value
(1,000
)
Shares
Investment
Discretion
Managers Voting Authority






Sole
Shared
None
ALDERWOODS GROUP
COM
014383103
    942
100000
DEFINED 01
X


ALLIANCE SEMICON
COM
01877H100
    356
50000
DEFINED 01
X


ALLSTATE
COM
020002101
    340
7900
DEFINED 01
X


ALLTEL
COM
020039103
  2562
55000
DEFINED 01
X


ALLTEL
COM
020039103
  1723
37000
DEFINED 01


X
AMERICAN PWR CONV
COM
029066107
    613
25000
DEFINED 01
X


AT&T WIRELESS
COM
00209A106
  2040
255307
DEFINED 01
X


AT&T WIRELESS
COM
00209A106
    400
50000
DEFINED 01


X
AT&T
COM
001957505
    182
8954
DEFINED 01


X
BIG DOG HLDINGS
COM
089128102
  1104
296000
DEFINED 01
X


BURLINGTON RES
COM
122014103
  2769
50000
DEFINED 01


X
CAPITAL AUTOMOTIV
COM
139733109
  5440
170000
DEFINED 01
X


CAPITAL AUTOMOTIV
COM
139733109
  1600
50000
DEFINED 01


X
CHINA YUCHAI
COM

  3060
100000
DEFINED 01
X


CHUBB
COM
171232101
    170
2500
DEFINED 01
X


CIT GROUP
COM
125581108
  1833
51000
DEFINED 01
X


COMCAST
COM
200300200
  1389
44400
DEFINED 01
X


COMCAST Sp Cl A
COM
20030N200
    939
30000
DEFINED 01


X
COMCAST CL A
COM
20030N101
    475
14484
DEFINED 01


X
COX COMMUNICAT
COM
224044107
11253
326650
DEFINED 01
X


COX COMMUNICAT
COM
224044107
  2547
73920
DEFINED 01


X
DREYER'S GRAND
COM
261878102
  1944
25000
DEFINED 01
X


EQUIFAX
COM
294429105
  2996
122300
DEFINED 01
X


EQUIFAX
COM
294429105
  1225
50000
DEFINED 01


X
ENRON RESOURCES
COM
293562104
  3338
72300
DEFINED 01
X


FIRST CONSULTING
COM
31986R103
    443
78600
DEFINED 01
X


FRESH DEL MONTE
COM

  3575
150000
DEFINED 01
X


GLACIER WATER
COM
376395109
  1992
100000
DEFINED 01
X


HELLENIC TELECOM
COM
423325307
  1338
200000
DEFINED 01
X


NOVELL
COM
670006105
    845
80200
DEFINED 01
X


PLAINS ALL AMER
COM
726503105
17610
542500
DEFINED 01
X


PLAINS EXPLORATION
COM
726505100
 9234
600000
DEFINED 01
X


PLAINS EXPLORATION
COM
726505100
    770
50000
DEFINED 01


X
PLAINS RESOURCES
COM
726540503
14525
1025000
DEFINED 01
X


PLAINS RESOURCES
COM
726540503
    803
50000
DEFINED 01


X
SUPERVALU
COM
868536103
  6767
236700
DEFINED 01
X


SUPERVALU
COM
868536103
  1430
50000
DEFINED 01


X
TENARIS
COM
88031M109
  1498
44964
DEFINED 01
X


VALERO
COM
91913Y100
  2317
50000
DEFINED 01
X




TOTAL						 114387